April 25, 2005	Mayer, Brown, Rowe & Maw LLP 190 South La Salle Street Chicago, Illinois 60603-3441
H. Roger Schwall Assistant Director U.S. Securities and Exchange Commission 450 5th Street, N.W. Washington, D.C. 20549-0405	Main Tel (312) 782-0600 Main Fax (312) 701-7711 www.mayerbrownrowe.com Andre Gharakhanian Direct Tel (312) 701-7846 Direct Fax (312) 706-8612 agharakhanian@mayerbrownrowe.com

Re:	Ryerson Tull, Inc.

Ryerson Tull Procurement Corporation

Form S-3/A filed April 5, 2005

File No. 333-122316

Dear Mr. Schwall:

This letter responds to the Staff’s comment letter dated April 21, 2005 (the “Staff’s Letter”) addressed to Joyce E. Mims, Esq., Vice President & General Counsel of Ryerson Tull, Inc. (“Ryerson Tull” and together with its consolidated subsidiaries, the “Company”) concerning the above-referenced filing. The Company’s responses to the Staff’s comments are set forth below. Numbered responses below correspond to the numbering of the comments in the Staff’s Letter. The Company is contemporaneously filing the enclosed Amendment No. 2 to the Form S-3 (the “Amendment”).

1.	This disclosure has been revised as requested at new Footnote 14.

2.	This disclosure has been revised as requested at new Footnote 18.

3.	This disclosure has been revised as requested at page 64.

If you have any questions regarding the foregoing or if you require additional information, please feel free to contact me at (312) 701-7846 or Philip J. Niehoff at (312) 701-7843.

Sincerely,

/s/ Andre Gharakhanian

Andre Gharakhanian

Enclosures

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